190 Carondelet Plaza, Suite 600
St. Louis, MO  63105
Main: 314.480.1500
Fax: 314.480.1505

August 21, 2012

VIA EDGAR Securities and Exchange Commission 100 F. Street, NE Washington, DC 20549

Re:	Guaranty Federal Bancshares, Inc. (the “Company”)
Amendment No. 4 to Registration Statement on Form S-1
Filed: August 3, 2012
File No.: 333-183062

Ladies and Gentlemen:

On behalf of the Company we hereby forward for filing, via EDGAR, Amendment No. 4 to the Registration Statement on Form S-1 relating to the sale by the United States Department of the Treasury of up to 12,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, $0.01 par value per share.

Please direct any and all comments or questions with respect to this filing to me at (314) 345-6407.

Sincerely, /s/ Craig A. Adoor Craig A. Adoor

CAA

Husch Blackwell LLP